Other receivables -Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other receivables
Fees Related To Initial Public Offering	$ 4,869	$ 3,076
Fair value of financial assets within non-current receivables	$ 62,500	$ 73,900